Debt Securities - Narrative (Details) - N-Star CDO bonds $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) security
Debt Securities, Available-for-sale [Line Items]
Gain upon deconsolidation | $	$ 10.9
Commercial Real Estate, Securities | Colony NorthStar
Debt Securities, Available-for-sale [Line Items]
Weighted average maturity of securities acquired	5 years
Commercial Real Estate, Securities | Colony NorthStar | Minimum
Debt Securities, Available-for-sale [Line Items]
Contractual maturity period	8 years
Commercial Real Estate, Securities | Colony NorthStar | Maximum
Debt Securities, Available-for-sale [Line Items]
Contractual maturity period	43 years
Consolidated Properties | Commercial Real Estate, Securities | Colony NorthStar
Debt Securities, Available-for-sale [Line Items]
Number of securities acquired | security	2